SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2011
Principles of consolidation
(a)	Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All significant inter-company transactions and balances have been eliminated upon consolidation. For consolidated subsidiaries where the Group’s ownership in the subsidiary is less than 100%, the equity interest not held by the Group is shown as non-controlling interests. The Company has no involvement with variable interest entities. The Company accounts for investments over which it has significant influence but not a controlling financial interest using the equity method of accounting.

Use of estimates
(b)	Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management of the Group to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. On an ongoing basis, management reviews its estimates, including those related to the classification and realization of inventories, trade accounts receivable, prepayments to suppliers and deferred tax assets, estimated useful lives and residual values of long-lived assets, the recoverability of the carrying values of long-lived assets, the determination of fair values of financial instruments and share-based instruments, provision for loss on firm purchase commitment and assessments about potential tax uncertainties and contingent liabilities. Changes in facts and circumstances may result in revised estimates. The current economic environment has increased the degree of uncertainty inherent in those estimates and assumptions.

Foreign currency transactions and translations
(c)	Foreign currency transactions and translations

The functional currency of the Company, LDK Solar USA Inc. (“LDK USA”), LDK Solar Technology USA Inc. (“LDK UST”), Solar Power Inc. (“SPI”), LDK Silicon & Chemical Technology Co., Ltd. (“LDK SCT”), LDK Silicon Holding Co., Limited (“LDKSH”), LDK Solar International Company Limited (“LDK International”), LDK Solar Hi-tech (Hong Kong) Co., Ltd. (“LDK HKT”), LDK PV Tech (Hong Kong) Co., Ltd. (“LDK HKPVT”) and LDK Solar Canada Inc. (“LDK Canada”) is the United States dollar (“US$”). The functional currency of those subsidiaries located in the PRC and Europe are Renminbi (“RMB”) and EURO (“EUR€”) respectively. Transactions denominated in foreign currencies are re-measured into the functional currency at the rates of exchange prevailing when the transactions occur. Monetary assets and liabilities denominated in foreign currencies are remeasured into the functional currency at rates of exchange in effect at the balance sheet dates. Exchange gains and losses are included in the consolidated statements of operations.

The Group’s reporting currency is the U.S. dollar. Accordingly assets and liabilities of subsidiaries, whose functional currency is not the U.S. dollar , are translated into US$ using exchange rates in effect at each period end, and revenues and expenses are translated into RMB at average rates prevailing during the year. Gains and losses resulting from the translations of the financial statements of these subsidiaries into US dollars are recognized in other comprehensive income (loss).

Commitments and contingencies
(d)	Commitments and contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated. Legal and other fees incurred in connection with loss contingencies are expensed as incurred. Legal cost expenses are reported net of expected insurance recoveries.

Cash and cash equivalents
(e)	Cash and cash equivalents

Cash and cash equivalents consist of cash at bank and on hand and certificates of deposit with an initial term of less than three months when purchased, and which are unrestricted as to withdrawal and use.

Pledged bank deposits
(f)	Pledged bank deposits

Pledged bank deposits represent amounts held by banks, which are not available for the Group’s use, as security for issuance of letters of credit relating to purchase of raw materials and production equipments, letters of guarantee or bank borrowings. Upon maturity of the letters of credit, letters of guarantee and repayment of bank borrowings, the deposits are released by the bank and become available for general use by the Group. Pledged bank deposits are reported within cash flows from operating, investing or financing activities in the consolidated statements of cash flows with reference to the purpose of making the pledge. Pledged bank deposits, which matures twelve months after the balance sheet date are classified as non-current assets in the consolidated balance sheets.

Trade accounts receivable
(g)	Trade accounts receivable

Trade accounts receivable are recorded at the amount due from customers for the sales of products sold and services rendered. Amounts collected on trade accounts receivable are included in net cash provided by (used in) operating activities in the consolidated statements of cash flows. An allowance for doubtful accounts is provided based on the management’s best estimate of the amount of probable credit losses in the Group’s existing accounts receivable. Management assesses the recoverability of accounts receivable by analyzing specific customer accounts that have known or potential recoverability issues. The Group does not have any off-balance-sheet credit exposure related to its customers.

The following table presents the movement of the allowance for doubtful accounts:

	December 31, 2009	December 31, 2010	December 31, 2011
Beginning Balance	0	4,551	6,226
Additions	4,551	1,690	108,925
Reversal of allowance for doubtful accounts	0	(156)	(835)
Write-off of accounts receivable charged	0	0	0
Foreign currency exchange rate effect	0	141	2,972

Ending balance	4,551	6,226	117,288

Inventories
(h)	Inventories

Inventories are stated at the lower of cost or market. Cost is determined using the weighted average method. Inventories expected to be utilized for production and sold after twelve months are classified as non-current assets.

On occasion, the Company enters into firm purchase commitments to acquire materials from its suppliers. A firm purchase commitment represents an agreement that specifies all significant terms, including the price and timing of the transactions, and includes a disincentive for nonperformance that is sufficiently large to make performance probable. This disincentive is generally in the form of a “take or pay” provision which requires the Company to pay for committed volumes regardless of whether the Company actually acquires the materials. The Company evaluates these agreements and records a loss, if any, on firm purchase commitments using the same lower of cost or market approach as that used to value inventory. The Company recognized a provision for loss on firm purchase commitment of US$ 1,120, US$ nil and US$ 27,637 during the years ended December 31, 2009, 2010 and 2011, respectively, which is included in cost of goods sold in the Group’s consolidated statements of operations.

Property, plant and equipment, net
(i)	Property, plant and equipment, net

Property, plant and equipment are stated at cost. Equipment under capital leases are initially stated at the present value of minimum lease payments. Ordinary maintenance and repairs are charged to expense as incurred, and replacements and betterments are capitalized.

Depreciation, including amortization of equipment held under capital lease, is calculated using the straight-line method over the estimated useful lives of the assets and their respective estimated residual values. The estimated useful lives of the Group’s property, plant and equipment are as follows:

Buildings	30 years
Plant and machinery	10 and 15 years
Furniture, fixture and office equipment	5 years
Motor vehicles	6 years

Land use rights
(j)	Land use rights

Land use rights represent fees paid to obtain the right to occupy, use, develop, lease, or transfer a piece of land in the PRC, and are charged to expense on a straight-line basis over the respective periods of the rights granted ranging from 49.5 to 50 years in the PRC. Amortization of land use rights is recognized in general and administrative expenses, and amounted to US$2,725, US$3,869 and US$5,546 for the years ended December 31, 2009, 2010 and 2011, respectively.

Investments in an associate and a jointly-controlled entity
(k)	Investments in associates and a jointly-controlled entity

Investments in entities where the Group does not have a controlling financial interest, but has the ability to exercise significant influence over the operating and financial policies of the investee, are accounted for using the equity method of accounting. Jointly-controlled entities are those in which the control is held jointly by the Company and one or more partners. Investments in jointly-controlled entities are recognized under the equity method from the date the joint control is acquired. Under the equity method of accounting, the Group’s share of the investee’s results of operations is included in other income (expense) in the Group’s consolidated statements of operations.

Available-for-sale investments
(l)	Available-for-sale investments

Investments designated as available-for-sale are reported at fair value, with unrealized gains and losses, net of tax, recorded in accumulated other comprehensive income. Purchases and sales of available-for-sale investments are included in investing activities in the consolidated statements of cash flows. At each period end date, investments are evaluated for impairment, and whether any such impairment is considered temporary or other than temporary. Unrealized losses are recorded in other income and expense when a decline in fair value is determined to be other-than-temporary. Realized gains and losses are accounted for on the specific identification method. We also review our ability and intent to liquidate our investments within the next 12 month operating cycle to determine the appropriate short or long-term classification. Our ability to liquidate is determined based on a review of current and short-term credit and capital market conditions and the financial condition and near term prospects of the issuer.

Impairment of long-lived assets
(m)	Impairment of long-lived assets

Property, plant and equipment and purchased intangible assets subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the asset. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third party independent appraisals, as considered necessary.

Assets to be disposed of are reported at the lower of carrying amount or fair value less costs to sell, and are no longer depreciated.

Fair value measurement
(n)	Fair value measurement

The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

•	Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

•

Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•

Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

See note 29 to the consolidated financial statements.

Derivative financial instruments
(o)	Derivative financial instruments

The Group enters into derivative financial instruments such as foreign exchange forward contracts. In addition, the preferred shares issued by a subsidiary included an embedded derivative that is separately accounted for as a derivative. See Note 8 to the consolidated financial statements.

The Group recognizes all derivative instruments as either assets or liabilities in the balance sheet at their respective fair values. Changes in the fair value are recognized in earnings.

Revenue recognition
(p)	Revenue recognition

Sales represent revenue recognized for products sold and the delivery of services. The Group recognizes revenue from the sale of silicon wafers, modules and other materials when the products are delivered and title transfers, the risks and rewards of ownership have been transferred to the customer, the fee is fixed or determinable and collection of the related receivable is reasonably assured. For sales in the PRC, the majority of the Group’s contracts provide that products are considered delivered when they reach customer’s destination and are signed-for by the customer. For export sales, products are considered delivered when the goods have passed over the ship’s rail at the named port of shipment. The customer bears all costs and risks of loss or damage to the goods from that point.

Generally, no warranty is provided for silicon wafers sold to customers. Sales returns rights range from 7 to 15 days after the product has been sold. The Group conducts rigorous quality control and testing procedures to ensure that the finished wafers meet the standard quality requirements before the product is shipped. Management estimates the amount of sales returns and the cost of replacement products based on historical return information.

The Group recognizes revenue for processing services when the services are completed, which is generally evidenced by delivery of processed products to the customers.

The Group recognizes revenue from fixed price construction contracts using the percentage-of-completion method of accounting. Under this method, PV projects revenue arising from fixed price construction contracts is recognized as work is performed based on the percentage of incurred costs to estimated total forecasted costs utilizing the most recent estimates of forecasted costs.

The Group recognizes revenue for solar energy power project at the time a sale arrangement with a third party is executed, delivery has occurred, sales price is fixed or determinable and the contract amount is collectible.

In the PRC, VAT of 17% on invoice amount is collected in respect of the sales of goods on behalf of tax authorities. VAT collected from customers, net of VAT paid for purchases, is recorded as a liability in the consolidated balance sheets until it is paid to the authorities.

Buy/sell arrangements
(q)	Buy/sell arrangements

The Group enters into raw materials purchases transactions and finished goods sales transactions with the same counterparty. Each of these sales and purchases transactions with the same counterparty are not legally contingent upon each other. These sales and purchases transactions were not conducted simultaneously and there was no direct linkage between any one or group of buy transactions with any one or group of sell transactions. There was also no correlation between the value of raw materials received and the value of finished goods delivered pursuant to the contractual arrangement. Each buy or sell transaction was separately documented, transacted at the fair market value prevailing at that time and gross-cash settled, with no specific legal right to offset in respect of the obligations between counterparties. These buy and sell transactions with the same counterparty were recognized and presented separately as sales and cost of goods sold in the Group’s consolidated financial statements. Raw materials purchases and finished goods sales with the same counterparty were recorded at their respective contract price, which represented their prevailing fair market value.

Warranty cost
(r)	Warranty cost

The Group provides warranties up to 25 years for modules. Due to limited warranty claim history, the Group estimates warranty costs based on an assessment of its competitors’ history while incorporating estimates of failure rates through its quality review. Consequently, the Group accrues the equivalent of 1% of gross revenues as a warranty liability to accrue the estimated cost of its warranty obligations. Actual warranty costs incurred for warranty claims by customers are recorded and charged against the accrued warranty liability. To the extent that actual warranty costs differs from the estimates, the Group will prospectively revise its accrual rate. The Group commenced module sales in year 2009 and recognized warranty expenses of US$752, US$6,344 and US$6,340 in cost of goods sold for the years ended December 31, 2009, 2010 and 2011, respectively. As of December 31, 2010 and 2011, the Group’s accrued warranty costs were US$7,096 and US$14,978, respectively. The warranty costs were classified as current and non-current liabilities under accrued expenses and other payables and other liabilities respectively, to reflect our estimate of the timing of when the warranty expenditures will likely be made.

Shipping and handling
(s)	Shipping and handling

Costs to ship products to customers are included in selling expenses in the consolidated statements of operations. Amounts billed to customers, if any, to cover shipping and handling are included in net sales. Cost to ship products to customers were US$1,340, US$14,265 and US$17,911 for the years ended December 31, 2009, 2010 and 2011, respectively.

Research and development costs
(t)	Research and development costs
Research and development costs are expensed as incurred.
Advertising expenses
(u)	Advertising expenses

Advertising expenses are charged to the consolidated statements of operations in the period incurred and are included in selling expenses. The Group incurred advertising expenses of US$ 1,804, US$ 3,186 and US$5,273 for the years ended December 31, 2009, 2010 and 2011, respectively.

Government subsidy
(v)	Government subsidy

Government subsidies are recognized when received and when all the conditions for their receipt have been met. Subsidies that compensate the Group for expenses incurred are recognized as a reduction of expenses in the consolidated statements of operations. Subsidies that are not associated with expenses are recognized as other income. Subsidies for the acquisition of equipment are recorded as a liability until earned and then offset against the related capital assets. Subsidies for obtaining the rights to use land are recorded as a liability until earned and then amortized over the land use right period as a reduction of the amortization charges of the related land use rights.

The Group received government subsidies of US$103,572, US$45,775 and US$109,000 for the years ended December 31, 2009, 2010 and 2011, respectively, and recognized the subsidies as follows:

	December 31, 2009	December 31, 2010	December 31, 2011
Reduction to cost of goods sold	4,776	33,317	65,855
Reduction to selling and G&A expenses	0	323	235
Other income	26,927	5,625	33,698
Reduction to acquisition cost of the equipment	4,673	2,723	2,387
Deferred revenue	67,196	3,787	6,825

Total	103,572	45,775	109,000

During the years ended December 31, 2009, 2010 and 2011, amortization of deferred revenue that was recognized as a reduction of the amortization charges of the related land use rights amounted to US$813, US$1,346 and US$1,462, respectively.

Income taxes
(w)	Income taxes

Income taxes are accounted for under the asset and liability method. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred income tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is provided to reduce the carrying amount of deferred income tax assets if it is considered more likely than not that some portion, or all, of the deferred income tax assets will not be realized.

The Company recognizes in the consolidated financial statements the impact of a tax position, if that position is more likely than not of being sustained upon examination, based on the technical merits of the position. In evaluating whether a tax position has met the more-likely-than-not recognition threshold, management presumes that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information. In addition, a tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to be recognized in the financial statements. The tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. The Group records interest and penalties related to an uncertain tax position, if and when required, as part of income tax expense in the consolidated statements of operations.

Share-based compensation
(x)	Share-based compensation

The Company measures the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award and recognizes the cost over the period during which an employee is required to provide service in exchange for the award, which generally is the vesting period.

Transactions in which goods or services are received in exchange for equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable. The measurement date of the fair value of the equity instrument issued is the date on which the counterparty’s performance is completed.

Employee benefit plans
(y)	Employee benefit plans

As stipulated by the regulations of the PRC, the Group’s PRC subsidiaries participate in various defined contribution plans organized by municipal and provincial governments for its employees. These companies are required to make contributions to these plans at a rate of 29% on a standard salary base as determined by the local Social Security Bureau, to a defined contribution retirement scheme organized by the local Social Security Bureau in respect of the retirement benefits for the Group’s employees. Under these plans, certain pension, medical and other welfare benefits are provided to the employees. The Group has no other material obligations for the payment of employee benefits associated with these plans beyond the annual contributions described above. Employee benefits associated with these plans are expensed when incurred. The total amounts for such employee benefits were US$4,097, US$6,541 and US$13,379 for the years ended December 31, 2009, 2010 and 2011 respectively.

(Loss) earnings per share
(z)	(Loss) earnings per share

Basic (loss) earnings per ordinary share is computed by dividing net (loss) income available to LDK Solar Co., Ltd. shareholders by the weighted average number of ordinary shares outstanding during the year.

Diluted (loss) earnings per share is calculated by dividing net (loss) income available to LDK Solar Co., Ltd. shareholders, less the accretion to redemption value of redeemable non-controlling interests, as adjusted to exclude any income or expenses related to dilutive ordinary equivalent shares by the weighted average number of ordinary shares and dilutive ordinary share equivalents outstanding during the year. Ordinary share equivalents consist of the ordinary shares issuable upon the conversion of the convertible senior notes (using the if-converted method) and ordinary shares issuable upon the exercise of outstanding share options (using the treasury stock method). Potential dilutive securities are not included in the calculation of dilutive earnings per share if the effect is anti-dilutive.

Segment reporting
(aa)	Segment reporting

The Group had one reportable operating segment, which was the design, development and manufacture of PV products for the years ended December 31, 2009 and 2010 because the Group’s chief operating decision maker regularly reviewed consolidated results of the whole group prepared under U.S. GAAP when making decisions about allocating resources and assessing performance of the Group. In June 2011, the Group sold a minority stake in the Group’s upstream polysilicon business. Since then, the chief operating decision maker reviews the operating results of the polysilicon business as well as the PV product business on a regular basis for purpose of resource allocation and assessment of performance. Accordingly, the two manufacturing entities engaged in its upstream polysilicon business are presented as a separate reportable segment. Please refer to Note 26 for the details of segment reporting.

Start-up costs
(ab)	Start-up costs

All costs in connection with start-up activities, including preproduction costs associated with new manufacturing facilities are expensed as incurred. Preproduction costs including the design, formulation and testing of new products or process alternatives are included in research and development expenses. Preproduction costs including facility and employee costs incurred in connection with new manufacturing plants are included in general and administrative expenses.